U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1        Name and Address of Issuer:
         Principal Investors Fund, Inc.
         The Principal Financial Group
         Des Moines, IA  50392-0200

2        The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
         -------------------------------
                       X
         -------------------------------

3        Investment Company Act File Number:       811-07572
         Securities Act File Number:               33-59474

4  a     Last day of fiscal year for which this notice is filed:
                       October 31, 2006

4  b     Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
         -------------------------------
                      N/A
         -------------------------------
         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4  c     Check box if this is the last time the issuer will be filing this Form.
         -------------------------------
                      N/A
         -------------------------------

5        Calculation of registration fee:

         (i)     Aggregate sale price of securities sold during the
                 fiscal year in reliance on rule 24f-2:                                                           $12,801,417,817

         (ii)    Aggregate price of shares redeemed or
                 repurchased during the fiscal year:                              (5,199,088,169)

         (iii)   Aggregate price of shares redeemed or
                 repurchased during any prior fiscal year ending no
                 earlier than October 11, 1995 that were not                                    0
                 previously used to reduce registration fees
                 payable to the Commission:

         (iv)    Total available redemption credits
                 [Add items 5(ii) and 5(iii)]:                                                                      5,199,088,169

         (v)     Net Sales - If Item 5(i) is greater than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:                                                              7,602,329,648

   ------------- ------------------------------------------ --- ---------------------------------- ---

         (vi)    Redemption credits available for use in future years
                 -- if Item 5(i) is less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]"                                                         0

   ------------- ------------------------------------------ --- ---------------------------------- ---

         (vii)   Multiplier for determining registration fee (See
                 Instruction c.9):                                                                                       0.000107

         (viii)  Registration fee due [Multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is due):                                                                 813,449.27
                                                                                                       ===========================
                                                                                                       Total
6        Prepaid Shares
         If the response to Item 5(i) was  determined by deducting an amount of securities  that  were  registered  under the  Securities  Act of 1933 pursuant  to  rule  24e-2  as in  effect  before  [effective  date  of rescisision  of rule  24e-2],  then  report the  amount of  securities
         (number of shares or other  units)  deducted  here:  ____________.  If there is a number  of  shares  or other  units  that  were  registered pursuant to rule 24e-2 remaining  unsold at the end of the fiscal year for which this form is filed that are  available for use by the issuer in future fiscal years, then state the number here: ____________.


7        Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                                                   +                            0
                                                                                                       ---------------------------

8        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                       813,449.27
                                                                                                       ===========================

9        Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         -------------------------------
                    01/22/07
         -------------------------------

         Method of Delivery:

         -------------------------------
                       X                 Wire Transfer
         -------------------------------
                      N/A                Mail or other means
         -------------------------------


                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


Principal Investors Fund, Inc.

By          /s/ Layne A. Rasmussen
           ---------------------------------
           Layne A. Rasmussen
           Controller

Date:      22nd day of January 2007